Expense Example {- Fidelity International Value Fund} - 10.31 Fidelity International Value Fund Retail PRO-07 - Fidelity International Value Fund - Fidelity International Value Fund	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 103
3 years	322
5 years	558
10 years	$ 1,236